Earnings Per Share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the period.

Diluted earnings per share is calculated to give effect to equity awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

Three months ended March 31	2026	2025
Net income (loss) attributable to Telesat Common Shares	$(45,495)	$(15,538)
Effect of diluted securities	—	—
Diluted net income (loss) attributable to Telesat Common Shares	$(45,495)	$(15,538)

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

Three-month ended March 31	2026	2025
Basic total weighted average number of Telesat Common Shares outstanding	14,979,228	14,381,205
Effect of diluted securities
Stock options	—	—
RSUs, DSUs and PSUs	—	—
Diluted total weighted average number of Telesat Common Shares outstanding	14,979,228	14,381,205

Effect of diluted securities represents Telesat Public Shares and Class C Shares assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares assumed issued on exercise and the number of Telesat Public Shares and Class C Shares assumed repurchased are treated as an issue of common shares for no consideration.

For the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.